SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Net Sales
The following table sets forth information about the Company’s segments for the years ended December 31, 2014, 2013 and 2012.

Third Party Net Sales
(in thousands)	2014	2013	2012

Dental Consumables, Endodontic and Dental Laboratory Businesses	$1,308,856	$1,346,082	$1,322,200
Healthcare, Orthodontic and Implant Businesses	1,067,497	1,059,913	1,055,739
Select Developed and Emerging Markets Businesses	546,267	544,775	550,490
Total net sales	$2,922,620	$2,950,770	$2,928,429

Net Sales, Excluding Precious Metal Content

Third Party Net Sales, Excluding Precious Metal Content
(in thousands)	2014	2013	2012

Dental Consumables, Endodontic and Dental Laboratory Businesses	$1,208,105	$1,197,124	$1,144,857
Healthcare, Orthodontic and Implant Businesses	1,066,705	1,058,991	1,054,275
Select Developed and Emerging Markets Businesses	517,867	515,613	515,566
Total net sales, excluding precious metal content	$2,792,677	$2,771,728	$2,714,698
Precious metal content of sales	129,943	179,042	213,731
Total net sales, including precious metal content	$2,922,620	$2,950,770	$2,928,429

Intersegment Net Sales

Intersegment Net Sales
(in thousands)	2014	2013	2012

Dental Consumables, Endodontic and Dental Laboratory Businesses	$346,913	$344,124	$327,039
Healthcare, Orthodontic and Implant Businesses	6,816	8,343	10,066
Select Developed and Emerging Markets Businesses	12,811	14,614	14,586
All Other (a)	239,200	243,127	221,867
Eliminations	(605,740)	(610,208)	(573,558)
Total	$—	$—	$—

(a)	Includes amounts recorded at Corporate headquarters and one distribution warehouse not managed by named segments

Depreciation and Amortization

Depreciation and Amortization
(in thousands)	2014	2013	2012

Dental Consumables, Endodontic and Dental Laboratory Businesses	$44,639	$43,060	$43,414
Healthcare, Orthodontic and Implant Businesses	73,770	73,077	71,036
Select Developed and Emerging Markets Businesses	5,279	5,623	6,094
All Other (b)	5,389	6,143	8,655
Total	$129,077	$127,903	$129,199

(b)	Includes amounts recorded at Corporate headquarter

Segment Operating Income

Segment Operating Income
(in thousands)	2014	2013	2012

Dental Consumables, Endodontic and Dental Laboratory Businesses	$405,020	$401,012	$383,492
Healthcare, Orthodontic and Implant Businesses	126,569	105,868	109,929
Select Developed and Emerging Markets Businesses	(1,372)	(4,268)	(217)
Segment Operating Income	$530,217	$502,612	$493,204

Reconciling Items (income) expense:
All Other (c)	73,534	70,090	85,548
Restructuring and other costs	11,083	13,356	25,717
Interest expense	46,910	49,625	56,851
Interest income	(5,592)	(8,123)	(8,760)
Other expense (income), net	(91)	8,329	3,169
Income before income taxes	$404,373	$369,335	$330,679

(c)	Includes results of unassigned Corporate headquarters costs, inter-segment eliminations and one distribution warehouse not managed by named segments

Capital Expenditures
.

Capital Expenditures
(in thousands)	2014	2013	2012

Dental Consumables, Endodontic and Dental Laboratory Businesses	$48,862	$44,993	$43,964
Healthcare, Orthodontic and Implant Businesses	34,830	41,215	38,512
Select Developed and Emerging Markets Businesses	7,346	8,818	4,581
All Other (d)	8,540	5,319	5,015
Total	$99,578	$100,345	$92,072

(d)	Includes capital expenditures of Corporate headquart

Assets
s.

Assets
(in thousands)	2014	2013

Dental Consumables, Endodontic and Dental Laboratory Businesses	$1,358,018	$1,399,347
Healthcare, Orthodontic and Implant Businesses	2,655,622	3,132,131
Select Developed and Emerging Markets Businesses	369,844	442,419
All Other (e)	262,975	99,727
Total	$4,646,459	$5,073,624

(e)	Includes assets of Corporate headquarters, inter-segment eliminations and one distribution warehouse not managed by named segme

Schedule Of Revenue And Long Lived Assets By Geographic Location [Table Text Block]

The following table sets forth information about the Company’s operations in different geographic areas for the years ended December 31, 2014, 2013 and 2012. Net sales reported below represent revenues for shipments made by operating businesses located in the country or territory identified, including export sales. Property, plant and equipment, net, represents those long-lived assets held by the operating businesses located in the respective geographic areas.

(in thousands)	United States	Germany	Sweden	Other Foreign	Consolidated

2014
Net sales	$1,015,868	$541,787	$48,853	$1,316,112	$2,922,620
Property, plant and equipment, net	170,805	109,262	103,857	204,921	588,845

2013
Net sales	$1,011,646	$559,109	$57,504	$1,322,511	$2,950,770
Property, plant and equipment, net	158,673	129,685	134,083	214,731	637,172

2012
Net sales	$993,980	$546,092	$54,507	$1,333,850	$2,928,429
Property, plant and equipment, net	148,950	122,310	133,502	209,943	614,705

Schedule of Sales by Product Category

The following table presents net sales information by product category:

	December 31,
(in thousands)	2014	2013	2012

Dental consumables products	$787,917	$777,935	$768,098
Dental laboratory products	408,981	472,080	511,850
Dental specialty products	1,364,399	1,347,417	1,313,035
Consumable medical device products	361,323	353,338	335,446
Total net sales	$2,922,620	$2,950,770	$2,928,429